Employee benefit obligations - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Expected post-employment benefit expense (credit)	€ 1.8	€ 1.2
Post-employment defined benefit plan
Disclosure of defined benefit plans [line items]
Contributions by employer	€ 0.7	€ 0.7